AUDIT AND OTHER SERVICES - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	£ 15.3	£ 14.9	£ 15.0
Audit of the Santander UK group’s subsidiaries	1.0	0.7	0.7
Total audit fees	16.3	15.6	15.7
Non-audit fees:
Audit-related assurance services	4.2	2.2	2.3
Other assurance services	1.3	1.2	0.8
Other non-audit services	0.0	0.9	0.2
Total non-audit fees	5.5	4.3	3.3
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.8	£ 0.1	£ 0.7